Total
Easterly Global Real Estate Fund
FUND SUMMARY: EASTERLY GLOBAL REAL ESTATE FUND
Investment Objective:
The Fund seeks total return through a combination of current income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 33 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees
Shareholder Fees - Easterly Global Real Estate Fund	Easterly Global Real Estate Fund Class A		Easterly Global Real Estate Fund Class C	Easterly Global Real Estate Fund Class I	Easterly Global Real Estate Fund Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none		none	none	none
Redemption Fee	none		none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Easterly Global Real Estate Fund		Easterly Global Real Estate Fund Class A	Easterly Global Real Estate Fund Class C	Easterly Global Real Estate Fund Class I	Easterly Global Real Estate Fund Class R6
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service Rule 12b-1 Fees		0.25%	1.00%	none	none
Other Expenses		0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement		1.42%	2.17%	1.17%	1.17%
Fee Waiver and/or Expense Reduction/ Reimbursement				(0.13%)	(0.23%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	[1]	1.42%	2.17%	1.04%	0.94%
[1]	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.69%, 2.37%, 1.04%, and 0.94%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through December 31, 2024. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would beIf the shares are redeemed at the end of each period:
Expense Example - Easterly Global Real Estate Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Easterly Global Real Estate Fund Class A	711	998	1,307	2,179
Easterly Global Real Estate Fund Class C	320	679	1,164	2,503
Easterly Global Real Estate Fund Class I	106	359	631	1,409
Easterly Global Real Estate Fund Class R6	96	349	621	1,400

If the shares are not redeemed:
Expense Example, No Redemption - Easterly Global Real Estate Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Easterly Global Real Estate Fund Class A	711	998	1,307	2,179
Easterly Global Real Estate Fund Class C	220	679	1,164	2,503
Easterly Global Real Estate Fund Class I	106	359	631	1,409
Easterly Global Real Estate Fund Class R6	96	349	621	1,400

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 12% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in real estate and real estate-related issuers or investments that provide exposure to real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest 100% of its net assets (other than cash and cash equivalents) in real estate investment trusts (“REITs”), and may also invest in other publicly traded real estate securities that are included in the FTSE EPRA/NAREIT Developed Net Index (the “Index”). The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, taxes, depreciation and amortization (“EBITDA”) from the ownership, trading and development of income-producing real estate. REITs are typically small, medium or large capitalization stocks which fall within the range of $500 million to $50 billion in equity market capitalization. Under normal circumstances, the Fund invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Fund will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets. The Fund also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Fund’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price. The Fund’s sub-adviser uses both a quantitative screening process and a qualitative stock selection process when selecting securities for investment by the Fund in connection with its strategy.

Quantitative Screening Process - Ranger Global Real Estate Advisors, LLC (“Ranger”), sub-adviser to the Fund, and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Fund’s sub-adviser uses to identify the securities in which the Fund may invest. The Model identifies approximately 100 qualifying securities for evaluation by the Fund’s sub-adviser (“Qualifying Securities”). Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare, multi-family and self-storage sectors.

Qualitative Stock Selection Process - All Qualifying Securities are evaluated by the Fund’s sub-adviser in determining appropriate investments for the Fund. The Fund’s sub-adviser generally selects approximately 50 securities from among the approximately 100 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, external growth potential, corporate governance, quality and location of assets, lease terms, tenant credit quality, debt structure and financial flexibility. The Fund’s sub-adviser may sell a security held in the Fund’s portfolio when it no longer qualifies under the parameters established by the Fund’s sub-adviser.

Principal Risks:

There is no assurance that the Fund will achieve its investment objective. The Fund share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Investment and Market Risk - An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser, sub-adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts.

These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Equity Securities Risk - The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Real Estate Securities Risks - The Fund does not invest in real estate directly, but because the Fund concentrates its investments in REITs and publicly traded real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio that does not make such investments. The value of the Fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; (x) fluctuations in rent schedules and operating expenses; (xi) adverse changes in local, regional or general economic conditions; (xii) deterioration of the real estate market and the financial circumstances of tenants and sellers and (xiii) environmental factors. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Fund could be unfavorably affected by the poor performance of a single investment or investment type.

Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses, if any, under the Annual Fund Operating Expenses section of the above fee table. There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income.

Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security. Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare, multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Medium and Small Capitalization Company Risk - Many of the real estate securities in which the Fund invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk - The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Management Risk - The Fund’s sub-adviser’s securities selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. The Fund’s successful pursuit of its investment objective depends upon the Model and the Fund’s sub-adviser’s ability to manage the Fund in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Fund’s sub-adviser, the Fund’s sub-adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

Derivatives Risk - A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Fund’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the amount of payments that it is contractually entitled to receive). The Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser or the Fund’s sub-adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The Fund’s use of derivatives also may be limited by the requirements for taxation of the Fund as a regulated investment company.

Special Risks of Options - If the Fund sells (writes) a call option, there is risk that the Fund may be required to sell the underlying investment at a disadvantageous price. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option, or may cause the Fund to hold a security that it might otherwise sell. Certain options may be traded in the OTC market, which are options negotiated with dealers; there is no secondary market for OTC options.

Portfolio Turnover Risk - The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in higher taxes. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”), as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years, and since inception of the Predecessor Portfolio, as applicable, compare with those of the FTSE EPRA/NAREIT Developed Net Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio. Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio were reorganized into Class A, Class C, Class I, and Class R6 shares of the Fund, respectively, after the close of business on March 19, 2021. Class A, Class C, Class I, and Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio as they have different expenses. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://www.EasterlyFunds.com/funds/.

CLASS A ANNUAL TOTAL RETURNS – CALENDAR YEARS

Best Quarter:	Q1 2019	17.09%
Worst Quarter:	Q1 2020	-26.83%
Class A performance year-to-date ended September 30, 2023: -5.01%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Average Annual Total Returns - Easterly Global Real Estate Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Easterly Global Real Estate Fund Class A	Return Before Taxes	(28.80%)	0.88%	4.04%	none
Easterly Global Real Estate Fund Class A | Return After Taxes on Distributions		(30.27%)	(2.71%)	0.05%	none
Easterly Global Real Estate Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares		(16.96%)	(0.65%)	1.41%	none
Easterly Global Real Estate Fund Class C	Return Before Taxes	(25.71%)	1.31%	3.98%	none
Easterly Global Real Estate Fund Class I	Return Before Taxes	(24.18%)	2.48%	5.19%	none
Easterly Global Real Estate Fund Class R6	Return Before Taxes	(24.12%)	2.68%	none	3.54%	[1]	Aug. 17, 2017
FTSE EPRA/NAREIT Developed Net Index (reflects no deduction for fees, expenses or taxes)		(24.41%)	0.69%	3.90%	1.42%	[2]
[1]	The performance figures for Class R6 reflect the performance of the Predecessor Portfolio’s Class S shares. The Predecessor Portfolio’s Class S shares commenced operations on August 17, 2017.
[2]	FTSE EPRA/NAREIT Developed Net Index performance for life of Class R6 shares is 1.42%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Easterly Global Real Estate Fund | Investment and Market Risk [Member]

Investment and Market Risk - An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser, sub-adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts.

These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Easterly Global Real Estate Fund | Equity Securities Risk [Member]

Equity Securities Risk - The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Easterly Global Real Estate Fund | Real Estate Securities Risks [Member]

Real Estate Securities Risks - The Fund does not invest in real estate directly, but because the Fund concentrates its investments in REITs and publicly traded real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio that does not make such investments. The value of the Fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; (x) fluctuations in rent schedules and operating expenses; (xi) adverse changes in local, regional or general economic conditions; (xii) deterioration of the real estate market and the financial circumstances of tenants and sellers and (xiii) environmental factors. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Fund could be unfavorably affected by the poor performance of a single investment or investment type.

Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses, if any, under the Annual Fund Operating Expenses section of the above fee table. There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income.

Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security. Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare, multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Easterly Global Real Estate Fund | Medium and Small Capitalization Company Risk [Member]

Medium and Small Capitalization Company Risk - Many of the real estate securities in which the Fund invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Easterly Global Real Estate Fund | Foreign Securities Risk [Member]

Foreign Securities Risk - The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Easterly Global Real Estate Fund | Management Risk [Member]

Management Risk - The Fund’s sub-adviser’s securities selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. The Fund’s successful pursuit of its investment objective depends upon the Model and the Fund’s sub-adviser’s ability to manage the Fund in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Fund’s sub-adviser, the Fund’s sub-adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

Easterly Global Real Estate Fund | Derivatives Risk [Member]

Derivatives Risk - A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Fund’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the amount of payments that it is contractually entitled to receive). The Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser or the Fund’s sub-adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The Fund’s use of derivatives also may be limited by the requirements for taxation of the Fund as a regulated investment company.

Easterly Global Real Estate Fund | Special Risks of Options [Member]

Special Risks of Options - If the Fund sells (writes) a call option, there is risk that the Fund may be required to sell the underlying investment at a disadvantageous price. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option, or may cause the Fund to hold a security that it might otherwise sell. Certain options may be traded in the OTC market, which are options negotiated with dealers; there is no secondary market for OTC options.

Easterly Global Real Estate Fund | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk - The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in higher taxes. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Easterly Global Real Estate Fund | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Easterly Hedged Equity Fund
FUND SUMMARY: EASTERLY HEDGED EQUITY FUND
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 33 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Easterly Hedged Equity Fund	Easterly Hedged Equity Fund Class A		Easterly Hedged Equity Fund Class C	Easterly Hedged Equity Fund Class I	Easterly Hedged Equity Fund Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none		none	none	none
Redemption Fee	none		none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Easterly Hedged Equity Fund		Easterly Hedged Equity Fund Class A	Easterly Hedged Equity Fund Class C	Easterly Hedged Equity Fund Class I	Easterly Hedged Equity Fund Class R6
Management Fees		1.20%	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees		0.25%	1.00%	none	none
Other Expenses		0.39%	0.39%	0.39%	0.39%
Interest/Dividend Expenses		0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement		2.03%	2.78%	1.78%	1.78%
Fee Waiver and/or Expense Reduction/ Reimbursement		(0.34%)	(0.34%)	(0.34%)	(0.60%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	[2]	1.69%	2.44%	1.44%	1.18%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.50%, 2.25%, 1.25%, and 0.99%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through December 31, 2024. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Easterly has agreed to not seek reimbursement for management fees waived and Fund expenses it paid prior to the closing date of the reorganization of the predecessor series of The Saratoga Advantage Trust into the Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be: If the shares are redeemed at the end of each period:
Expense Example - Easterly Hedged Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Easterly Hedged Equity Fund Class A	737	1,110	1,542	2,739
Easterly Hedged Equity Fund Class C	347	795	1,404	3,049
Easterly Hedged Equity Fund Class I	147	491	897	2,031
Easterly Hedged Equity Fund Class R6	120	439	845	1,982

If the shares are not redeemed:
Expense Example, No Redemption - Easterly Hedged Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Easterly Hedged Equity Fund Class A	737	1,110	1,542	2,739
Easterly Hedged Equity Fund Class C	247	795	1,404	3,049
Easterly Hedged Equity Fund Class I	147	491	897	2,031
Easterly Hedged Equity Fund Class R6	120	439	845	1,982

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 12% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the S&P 500® Index and to enhance these returns through the use of leverage. The Fund may use swaps to gain exposure to one or more asset classes, individual investments or investment strategies, as well as to generate leverage or hedge the Fund’s exposure to an asset class, individual investment or group of investments. The Fund will achieve exposure to S&P 500® Index companies primarily through exchange-traded funds (“ETFs”), mutual funds, and closed-end funds but may also gain exposure through direct investment in common and preferred stocks.

The Fund’s options hedging strategy seeks to reduce the risk associated with the Fund’s long equity exposure from modest market downturns (e.g., a drop of between 6% and 8% in the value of the S&P 500® Index). Conventional put spreads consist of buying slightly out of the money put options and selling put options that are further out of the money with the same expiration. Typically, the notional value of the put spreads will be larger than the Fund’s exposure from its long equity strategy. The Fund expects primarily to use listed exchange-traded options. When market volatility is high, the Fund may also sell (write) covered call options to generate additional income.

The Fund’s sub-adviser may also seek to enhance the returns of the Fund’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). This strategy will be used opportunistically to express the Fund’s sub-adviser’s views on whether actual market volatility will be higher or lower than expected volatility. This strategy will include either buying long put or call options on volatility ETFs or employing a covered option spread on volatility ETFs. A covered option spread will consist of buying (or selling) slightly out of the money call or put options and selling (or buying) call or put options that are further out of the money with the same expiration.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers or investments that provide exposure to equity securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in equity securities without regard to market capitalization.

The Fund intends to borrow money from banks to create leverage of up to 30% of the Fund’s assets. The Fund plans to invest the assets obtained through leverage in additional instruments that provide exposure to the S&P 500® Index companies as well as in additional options as part of the Fund’s hedging strategies. The Fund will therefore have long exposure of up to 130% of its assets.

The Fund’s sub-adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Fund’s sub-adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk (i.e., the amount of net option premiums paid in implementing the hedging strategy), the time to expiration of options, the rate that options lose value as they near maturity (known as Theta), the risk of gain or loss resulting from changes in volatility (known as Vega), and the notional exposure of the options relative to the Fund’s long positions. The Fund’s sub-adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Fund’s options positions.

Principal Risks:

There is no assurance that the Fund will achieve its investment objective. The Fund share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Investment and Market Risk – An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser, sub-adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Equity Securities Risk - The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Hedging Strategy Risk - The Fund’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Fund is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses.

Also, the hedging strategy may prevent the Fund from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy. The Fund’s use of derivatives and ETFs will increase the Fund’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Fund did not include the hedging strategy.

Derivatives Risk - A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Fund’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the amount of payments that it is contractually entitled to receive). The Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser or the Fund’s sub-adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance. Compared to other types of investments, derivatives may be less tax efficient.

The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The Fund’s use of derivatives also may be limited by the requirements for taxation of the Fund as a regulated investment company.

Special Risks of Swaps - Swap transactions are structured as OTC two-party contracts and are often less liquid than other types of investments, and the Fund may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options - If the Fund sells (writes) a call option, there is risk that the Fund may be required to sell the underlying investment at a disadvantageous price. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option, or may cause the Fund to hold a security that it might otherwise sell. Certain options may be traded in the OTC market, which are options negotiated with dealers; there is no secondary market for OTC options.

Risk of Investing in Other Investment Companies - Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees as a result of the Fund’s investments in other investment companies, such as mutual funds, ETFs, and closed-end funds.

The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value (“NAV”) of the shares and the listing exchange may halt trading of the ETF’s shares. If all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Leverage Risk - Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Fund.

Borrowing - The Fund will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value (“NAV”) and on the Fund’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Fund. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Management Risk - The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Fund’s sub-adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Fund’s sub-adviser. In addition, the Fund’s hedging strategy will cause the Fund to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Fund’s hedging strategies will protect against all market losses and may cause the Fund to lose money during modest market downturns.

Portfolio Turnover Risk - The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in higher taxes. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”), as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years and since inception of the Predecessor Portfolio compare with those of the S&P 500 Index.

The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio. Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio were reorganized into Class A, Class C, Class I, and Class R6 shares of the Fund, respectively, after the close of business on March 19, 2021. Class A, Class C, Class I, and Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio as they have different expenses. You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting www.EasterlyFunds.com/funds/.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS

Best Quarter:	Q2 2020	7.86%
Worst Quarter:	Q1 2020	-6.84%
Class I performance year-to-date ended September 30, 2023: 7.61%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Average Annual Total Returns - Easterly Hedged Equity Fund	Label	1 Year	5 Years	Since Inception		Since Inception		Inception Date
Easterly Hedged Equity Fund Class I	Return Before Taxes	(2.75%)	5.74%			4.83%	[1]	Jul. 31, 2015
Easterly Hedged Equity Fund Class I | Return After Taxes on Distributions		(3.29%)	3.39%			3.11%	[1]
Easterly Hedged Equity Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares		(1.23%)	3.59%			3.13%	[1]
Easterly Hedged Equity Fund Class A	Return Before Taxes	(4.90%)	4.22%			3.65%	[1]	Jul. 31, 2015
Easterly Hedged Equity Fund Class C	Return Before Taxes	(4.73%)	4.58%			3.67%	[1]	Jul. 31, 2015
Easterly Hedged Equity Fund Class R6	Return Before Taxes	(2.59%)	6.22%	6.48%	[2]			Aug. 17, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(18.11%)	9.42%	10.84%	[3]	10.51%	[3]
[1]	The Predecessor Portfolio’s Class I, Class A and Class C shares commenced operations on July 31, 2015.
[2]	The performance figures for Class R6 reflect the performance of the Predecessor Portfolio’s Class S shares. The Predecessor Portfolio’s Class S shares commenced operations on August 17, 2017.
[3]	S&P 500 Index performance for life of Class I, Class A, and Class C shares is 10.51% and for Class R6 shares is 10.84%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Easterly Hedged Equity Fund | Investment and Market Risk [Member]

Investment and Market Risk – An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Adviser, sub-adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility and exacerbate pre-existing risks to the Fund. The Fund’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Easterly Hedged Equity Fund | Equity Securities Risk [Member]

Equity Securities Risk - The Fund is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Fund’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Easterly Hedged Equity Fund | Management Risk [Member]

Management Risk - The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Fund’s sub-adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Fund’s sub-adviser. In addition, the Fund’s hedging strategy will cause the Fund to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Fund’s hedging strategies will protect against all market losses and may cause the Fund to lose money during modest market downturns.

Easterly Hedged Equity Fund | Derivatives Risk [Member]

Derivatives Risk - A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Fund’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the amount of payments that it is contractually entitled to receive). The Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Adviser or the Fund’s sub-adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance. Compared to other types of investments, derivatives may be less tax efficient.

The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The Fund’s use of derivatives also may be limited by the requirements for taxation of the Fund as a regulated investment company.

Easterly Hedged Equity Fund | Special Risks of Options [Member]

Special Risks of Options - If the Fund sells (writes) a call option, there is risk that the Fund may be required to sell the underlying investment at a disadvantageous price. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option, or may cause the Fund to hold a security that it might otherwise sell. Certain options may be traded in the OTC market, which are options negotiated with dealers; there is no secondary market for OTC options.

Easterly Hedged Equity Fund | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk - The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in higher taxes. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Easterly Hedged Equity Fund | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Easterly Hedged Equity Fund | Volatility Risk [Member]

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Easterly Hedged Equity Fund | Hedging Strategy Risk [Member]

Hedging Strategy Risk - The Fund’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Fund is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses.

Also, the hedging strategy may prevent the Fund from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy. The Fund’s use of derivatives and ETFs will increase the Fund’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Fund did not include the hedging strategy.

Easterly Hedged Equity Fund | Special Risks of Swaps [Member]

Special Risks of Swaps - Swap transactions are structured as OTC two-party contracts and are often less liquid than other types of investments, and the Fund may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Easterly Hedged Equity Fund | Risk of Investing in Other Investment Companies [Member]

Risk of Investing in Other Investment Companies - Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees as a result of the Fund’s investments in other investment companies, such as mutual funds, ETFs, and closed-end funds.

The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value (“NAV”) of the shares and the listing exchange may halt trading of the ETF’s shares. If all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Easterly Hedged Equity Fund | Leverage Risk [Member]

Leverage Risk - Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Fund.

Easterly Hedged Equity Fund | Borrowing [Member]

Borrowing - The Fund will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value (“NAV”) and on the Fund’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Fund. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.